Loans and financing - Charges (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 210,182	R$ 249,981	R$ 97,288
Current	41,245	40,720
Noncurrent	R$ 168,937	209,261
Loan - BNDES bank maturing 2027
Disclosure of detailed information about borrowings [line items]
Interest rate basis	1.37%
Adjustment to interest rate basis	3.10%
Effective rate	8.919%
Total borrowings	R$ 147,585	146,602
Loan - BNDES bank maturing 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.67%
Effective rate	7.397%
Total borrowings	R$ 31,078	57,526
Loan - BNDES bank maturing 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.96%
Effective rate	7.692%
Total borrowings	R$ 30,945	44,560
Loan - BNDES bank maturing 2019
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.00%
Effective rate	7.12%
Total borrowings		528
Loan - Itau bank maturing 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	7.20%
Effective rate	13.157%
Total borrowings	R$ 165	761
Other
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 409	R$ 4